Cover	Jun. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2021
Entity File Number	001-39067
Entity Registrant Name	Verona Pharma plc
Entity Central Index Key	0001657312
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	3 More London Riverside
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SE1 2RE
Country Region	44
City Area Code	203
Local Phone Number	283 4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, nominal value £0.05 per share*
Trading Symbol	VRNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true